Commitments and Contingencies (FY) (Details)	Mar. 02, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Feb. 25, 2021 Demand	Dec. 31, 2020 USD ($)
Underwriting Agreement [Abstract]
Underwriting discount (in dollars per share) | $ / shares	$ 0.20
Underwriting expense	$ 3,000,000.0
Deferred underwriting discount (in dollars per share) | $ / shares	$ 0.35
Deferred underwriting commissions	$ 5,200,000	$ 5,232,500		$ 0
Subsequent Event [Member]
Underwriting Agreement [Abstract]
Underwriting discount (in dollars per share) | $ / shares	$ 0.20
Underwriting expense	$ 2,600,000
Deferred underwriting discount (in dollars per share) | $ / shares	$ 0.35
Deferred underwriting commissions	$ 4.55
Maximum [Member]
Registration Rights [Abstract]
Number of demands eligible security holder can make | Demand			3
Maximum [Member] | Subsequent Event [Member]
Registration Rights [Abstract]
Number of demands eligible security holder can make | Demand			3
Over-Allotment Option [Member]
Underwriting Agreement [Abstract]
Sale of stock underwriter option term	45 days
Shares issued (in shares) | shares	1,950,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Underwriting Agreement [Abstract]
Sale of stock underwriter option term	45 days
Shares issued (in shares) | shares	1,950,000
Underwriting expense	$ 3,000,000
Deferred underwriting commissions	$ 5,200,000